UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21400

Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Dividend Income Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.6%

Security	Shares	Value
Aerospace & Defense — 1.5%
United Technologies Corp.(1)	204,108	$24,754,218

		$24,754,218

Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.(1)	302,421	$20,265,231

		$20,265,231

Auto Components — 1.1%
Goodyear Tire & Rubber Co. (The)(1)	576,310	$18,568,708

		$18,568,708

Banks — 10.7%
Great Western Bancorp, Inc.	87,763	$3,322,707
JPMorgan Chase & Co.(1)	758,203	62,286,377
KeyCorp(1)	1,247,180	21,788,235
U.S. Bancorp(1)	581,697	29,602,560
Wells Fargo & Co.(1)	1,090,565	55,771,494

		$172,771,373

Capital Markets — 4.8%
Charles Schwab Corp. (The)	489,818	$18,980,447
Credit Suisse Group AG	709,621	9,690,875
Credit Suisse Group AG ADR	288,098	4,073,706
E*TRADE Financial Corp.(2)	342,814	11,864,793
Goldman Sachs Group, Inc. (The)(1)	93,290	19,708,445
Lazard, Ltd., Class A	308,085	13,709,783

		$78,028,049

Chemicals — 0.2%
PPG Industries, Inc.	29,496	$3,137,195

		$3,137,195

Containers & Packaging — 1.1%
International Paper Co.	325,308	$17,202,287

		$17,202,287

Diversified Telecommunication Services — 2.5%
Verizon Communications, Inc.(1)	877,262	$40,915,500

		$40,915,500

Electric Utilities — 3.0%
NextEra Energy, Inc.(1)	285,286	$40,350,852
PG&E Corp.(1)	112,587	7,698,699

		$48,049,551

Electrical Equipment — 0.3%
Hubbell, Inc.(1)	40,146	$4,653,323

		$4,653,323

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	134,231	$8,078,022

		$8,078,022

Energy Equipment & Services — 2.9%
Baker Hughes, Inc.	311,590	$17,184,189
Halliburton Co.(1)	475,918	21,506,734
Oceaneering International, Inc.	339,365	8,273,719

		$46,964,642

Equity Real Estate Investment Trusts (REITs) — 4.8%
DDR Corp.	410,492	$3,522,022
Equity Residential(1)	289,402	18,837,176
Federal Realty Investment Trust	92,999	11,414,697
Public Storage	14,623	3,149,063
Simon Property Group, Inc.(1)	260,975	40,255,394

		$77,178,352

Food Products — 2.7%
McCormick & Co., Inc.	113,900	$11,862,685
Mondelez International, Inc., Class A	671,933	31,305,358

		$43,168,043

Health Care Equipment & Supplies — 1.8%
Boston Scientific Corp.(2)	297,334	$8,036,938
Zimmer Biomet Holdings, Inc.(1)	180,535	21,521,577

		$29,558,515

Health Care Providers & Services — 1.1%
Aetna, Inc.(1)	121,127	$17,546,457

		$17,546,457

Household Durables — 0.8%
Whirlpool Corp.	71,137	$13,198,759

		$13,198,759

Household Products — 1.2%
Colgate-Palmolive Co.	244,129	$18,641,690

		$18,641,690

Industrial Conglomerates — 0.7%
General Electric Co.(1)	390,875	$10,702,158

		$10,702,158

Insurance — 4.6%
Alleghany Corp.(1)(2)	20,197	$11,862,506
American Financial Group, Inc.(1)	84,687	8,455,997
Chubb, Ltd.(1)	259,103	37,100,959
WR Berkley Corp.(1)	250,255	17,265,092

		$74,684,554

Internet Software & Services — 3.7%
Alphabet, Inc., Class C(1)(2)	29,885	$28,834,841
eBay, Inc.(1)(2)	913,234	31,323,926

		$60,158,767

IT Services — 1.1%
Leidos Holdings, Inc.	153,970	$8,554,573
Visa, Inc., Class A(1)	97,913	9,324,255

		$17,878,828

Security	Shares	Value
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(1)	77,779	$13,439,433

		$13,439,433

Machinery — 2.3%
Caterpillar, Inc.(1)	271,263	$28,599,258
Trinity Industries, Inc.	308,375	7,869,730

		$36,468,988

Multi-Utilities — 3.7%
CMS Energy Corp.	529,160	$25,087,476
Sempra Energy(1)	295,850	34,463,566

		$59,551,042

Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.(1)	401,039	$41,499,516
ConocoPhillips	806,267	36,032,072
EOG Resources, Inc.(1)	240,204	21,692,823
Exxon Mobil Corp.(1)	101,442	8,166,081
Phillips 66	103,860	7,904,785
Pioneer Natural Resources Co.	122,493	20,439,182

		$135,734,459

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	224,627	$21,146,386

		$21,146,386

Pharmaceuticals — 9.3%
Allergan PLC(1)	86,695	$19,398,006
Eli Lilly & Co.(1)	252,735	20,110,124
Johnson & Johnson(1)	457,420	58,664,115
Pfizer, Inc.(1)	1,064,904	34,769,115
Zoetis, Inc.	273,031	17,004,371

		$149,945,731

Road & Rail — 2.0%
CSX Corp.(1)	588,097	$31,857,215

		$31,857,215

Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.(1)	769,393	$27,782,781
NXP Semiconductors NV(2)	74,387	8,175,132

		$35,957,913

Specialty Retail — 1.3%
Home Depot, Inc. (The)(1)	139,277	$21,380,412

		$21,380,412

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.(1)	255,674	$39,056,760

		$39,056,760

Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.(2)	142,000	$6,854,340
VF Corp.	138,431	7,447,588

		$14,301,928

Security	Shares	Value
Tobacco — 2.6%
Altria Group, Inc.(1)	247,763	$18,691,241
Philip Morris International, Inc.	194,383	23,287,083

		$41,978,324

Total Common Stocks (identified cost $1,238,800,169)		$1,446,922,813

Preferred Stocks — 14.3%

Security	Shares	Value
Banks — 6.2%
AgriBank FCB, 6.875% to 1/1/24(3)	92,513	$10,078,135
CoBank ACB, Series F, 6.25% to 10/1/22(3)	94,700	10,047,083
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)	13,800	1,507,650
Farm Credit Bank of Texas, Series 1, 10.00%	4,678	5,742,245
First Tennessee Bank NA, 3.75%(4)(5)	4,660	3,353,453
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	5,590	7,937,576
IBERIABANK Corp., Series C, 6.60% to 5/1/26(3)	208,950	5,756,572
KeyCorp, Series E, 6.125% to 12/15/26(3)	304,980	8,600,436
Regions Financial Corp., Series A, 6.375%	234,918	6,037,393
SunTrust Banks, Inc., Series E, 5.875%	330,358	8,430,736
Texas Capital Bancshares, Inc., 6.50%	274,290	7,032,796
Texas Capital Bancshares, Inc., Series A, 6.50%	39,158	1,009,885
Webster Financial Corp., Series E, 6.40%	317,662	8,065,438
Wells Fargo & Co., Series L, 7.50% (Convertible)	12,588	15,936,282

		$99,535,680

Capital Markets — 0.8%
KKR & Co., LP, Series A, 6.75%	100,200	$2,685,360
Legg Mason, Inc., 5.45%	299,750	7,286,923
State Street Corp., Series D, 5.90% to 3/15/24(3)	78,938	2,244,207

		$12,216,490

Consumer Finance — 0.3%
Capital One Financial Corp., Series H, 6.00%	170,350	$4,417,175

		$4,417,175

Diversified Financial Services — 0.7%
KKR Financial Holdings, LLC, Series A, 7.375%	435,261	$11,290,670

		$11,290,670

Electric Utilities — 1.4%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	187,278	$4,758,734
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	168,192	4,181,253
NextEra Energy Capital Holdings, Inc., Series K, 5.25%	235,000	5,835,050
Southern Co. (The), 6.25%	316,040	8,419,306

		$23,194,343

Equity Real Estate Investment Trusts (REITs) — 1.3%
CBL & Associates Properties, Inc., Series D, 7.375%	172,450	$3,912,891
DDR Corp., Series J, 6.50%	290,750	7,358,883
DDR Corp., Series K, 6.25%	137,475	3,435,500
PS Business Parks, Inc., Series W, 5.20%	73,535	1,808,961
Vornado Realty Trust, Series K, 5.70%	146,527	3,752,556

		$20,268,791

Security	Shares	Value
Food Products — 1.0%
Dairy Farmers of America, Inc., 7.875%(4)	94,450	$9,988,087
Ocean Spray Cranberries, Inc., 6.25%(4)	57,835	5,302,747

		$15,290,834

Insurance — 0.3%
American Overseas Group, Ltd., Series A, 4.688%(5)(6)	13,000	$2,600,000
PartnerRe, Ltd., Series I, 5.875%	98,421	2,581,583

		$5,181,583

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%	326,494	$8,309,272

		$8,309,272

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	59,547	$1,495,820

		$1,495,820

Oil, Gas & Consumable Fuels — 0.7%
NuStar Energy LP, Series B, 7.625% to 6/15/22(3)	455,350	$11,638,746

		$11,638,746

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(3)	275,412	$7,067,072

		$7,067,072

Thrifts & Mortgage Finance — 0.6%
Elmira Savings Bank, 8.998% to 12/31/17(3)	4,750	$4,512,500
TIAA FSB Holdings, Inc., 6.75%	229,983	5,887,565

		$10,400,065

Total Preferred Stocks (identified cost $226,689,643)		$230,306,541

Corporate Bonds & Notes — 18.5%

Security	Principal Amount (000’s omitted)	Value
Banks — 10.3%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(4)(7)	$1,540	$1,710,127
Banco do Brasil SA, 6.25% to 4/15/24(3)(4)(7)	10,520	9,026,160
Banco Santander SA, 6.375% to 5/19/19(3)(7)(8)	12,600	12,671,316
Bank of America Corp., Series AA, 6.10% to 3/17/25(3)(7)	14,160	15,222,000
BNP Paribas SA, 6.75% to 3/14/22(3)(4)(7)	11,815	12,495,544
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	6,118	6,286,245
Citigroup, Inc., Series M, 6.30% to 5/15/24(3)(7)	5,630	5,946,687
Credit Agricole SA, 7.875% to 1/23/24(3)(4)(7)	4,515	4,975,255
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)(7)	1,113	1,199,257
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(3)(7)	18,157	18,940,475
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(7)	17,301	19,074,352
M&T Bank Corp., Series F, 5.125% to 11/1/26(3)(7)	4,260	4,371,825
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(3)(7)	2,530	2,586,925
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(3)(7)	6,093	6,679,646
Societe Generale SA, 7.375% to 9/13/21(3)(4)(7)	16,022	17,264,218
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)(7)	4,097	4,660,469
Standard Chartered PLC, 7.75% to 4/2/23(3)(4)(7)	7,555	8,055,519
UniCredit SpA, 8.00% to 6/3/24(3)(7)(8)	8,965	9,125,482

Security	Principal Amount (000’s omitted)	Value
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)(7)	$1,243	$1,218,140
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)(7)	4,767	5,148,360

		$166,658,002

Capital Markets — 1.6%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(4)	$1,617	$1,473,976
Goldman Sachs Group, Inc. (The), Series M, 5.375% to 5/10/20(3)(7)	9,190	9,523,138
UBS Group AG, 6.875% to 8/7/25(3)(7)(8)	13,656	14,724,459

		$25,721,573

Diversified Financial Services — 1.0%
Cadence Financial Corp., 4.875%, 6/28/19(4)	$7,086	$6,979,710
Leucadia National Corp., 6.625%, 10/23/43	6,124	6,402,513
Textron Financial Corp., 2.917%, 2/15/67(4)(5)	3,129	2,667,473

		$16,049,696

Electric Utilities — 2.3%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(3)(4)	$11,310	$12,172,388
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(3)	14,560	16,234,400
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(3)	8,560	8,993,632

		$37,400,420

Energy Equipment & Services — 0.0%(9)
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)(10)	$7,369	$128,958

		$128,958

Food Products — 1.1%
JBS Investments GmbH, 7.75%, 10/28/20(4)	$4,193	$4,125,618
Land O’ Lakes, Inc., 8.00%(4)(7)	12,295	13,278,600

		$17,404,218

Insurance — 0.8%
MetLife, Inc., 6.40%, 12/15/66	$5,200	$5,945,576
XLIT, Ltd., Series E, 3.616%(5)(7)	7,931	7,018,935

		$12,964,511

Metals & Mining — 0.5%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(4)	$6,865	$7,799,807

		$7,799,807

Multi-Utilities — 0.3%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(3)	$4,430	$4,651,500

		$4,651,500

Oil, Gas & Consumable Fuels — 0.4%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(3)(4)(7)(10)	$11,599	$434,963
Petrobras Global Finance BV, 6.125%, 1/17/22	5,136	5,344,008

		$5,778,971

Thrifts & Mortgage Finance — 0.2%
Flagstar Bancorp, Inc., 6.125%, 7/15/21	$3,310	$3,582,595

		$3,582,595

Total Corporate Bonds & Notes (identified cost $296,009,792)		$298,140,251

Exchange-Traded Funds — 3.6%

Security	Shares	Value
Equity Funds — 3.6%
iShares U.S. Preferred Stock ETF	1,509,145	$58,917,021

Total Exchange-Traded Funds (identified cost $59,318,648)		$58,917,021

Rights — 0.0%(9)

Security	Shares	Value
Credit Suisse Group AG, Exp. 6/7/17(2)	709,621	$329,698

Total Rights (identified cost $0)		$329,698

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.08%(11)	14,067,230	$14,072,857

Total Short-Term Investments (identified cost $14,072,857)		$14,072,857

Total Investments — 126.9% (identified cost $1,834,891,109)		$2,048,689,181

Other Assets, Less Liabilities — (26.9)%		$(434,629,324)

Net Assets — 100.0%		$1,614,059,857

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2017, the aggregate value of these securities is $132,179,317 or 8.2% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2017.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At May 31, 2017, the aggregate value of these securities is $36,521,257 or 2.3% of the Fund’s net assets.

(9)	Amount is less than 0.05%.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2017 was $196,933.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	86.4%	$1,769,729,538
United Kingdom	1.9	38,469,986
France	1.7	34,735,017
Switzerland	1.4	28,818,738
Brazil	1.3	26,690,970
Bermuda	0.8	16,291,366
Canada	0.8	16,234,400
Spain	0.6	12,800,274
Chile	0.6	12,172,388
Australia	0.5	9,509,934
Italy	0.4	9,125,482
Netherlands	0.4	8,175,132
Ireland	0.3	7,018,935
Exchange-Traded Funds	2.9	58,917,021

Total Investments	100.0%	$2,048,689,181

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open financial instruments at May 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,838,180,936

Gross unrealized appreciation	$248,792,431
Gross unrealized depreciation	(38,284,186)

Net unrealized appreciation	$210,508,245

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$67,449,807	$—		$—	$67,449,807
Consumer Staples	124,934,443	—		—	124,934,443
Energy	182,699,101	—		—	182,699,101
Financials	315,793,101	9,690,875		—	325,483,976
Health Care	210,490,136	—		—	210,490,136
Industrials	128,701,133	—		—	128,701,133
Information Technology	161,130,290	—		—	161,130,290
Materials	20,339,482	—		—	20,339,482
Real Estate	77,178,352	—		—	77,178,352
Telecommunication Services	40,915,500	—		—	40,915,500
Utilities	107,600,593	—		—	107,600,593
Total Common Stocks	$1,437,231,938	$9,690,875	**	$—	$1,446,922,813
Preferred Stocks
Consumer Staples	$—	$15,290,834		$—	$15,290,834
Energy	18,705,818	—		—	18,705,818
Financials	105,200,597	35,241,066		2,600,000	143,041,663
Industrials	8,309,272	—		—	8,309,272
Real Estate	20,268,791	—		—	20,268,791
Utilities	24,690,163	—		—	24,690,163
Total Preferred Stocks	$177,174,641	$50,531,900		$2,600,000	$230,306,541
Corporate Bonds & Notes	$—	$298,140,251		$—	$298,140,251
Exchange-Traded Funds	58,917,021	—		—	58,917,021
Rights	329,698	—		—	329,698
Short-Term Investments	—	14,072,857		—	14,072,857
Total Investments	$1,673,653,298	$372,435,883		$2,600,000	$2,048,689,181

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended May 31, 2017 is not presented. At May 31, 2017, investments having a value of $54,121,492 at August 31, 2016 were transferred from Level 2 to Level 1 during the fiscal year to date then ended. The change in level designation is due to the availability of closing prices on an exchange for certain preferred equity securities.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	July 21, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 21, 2017